DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The Company’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

Loans from banks and other financial institutions	December 31, 2025	December 31, 2024	Effective Interest rate (*)	Maturities (*)
Fixed rate loans	$2,688,375	$3,195,474	0.85 - 1.30%	2026 - 2035
Variable rate loans	$812,627	$912,080	0.90 - 1.70%	2027 - 2033
Subtotal	3,501,002	4,107,554

Corporate bond
Secured bond with fixed rate, net of $4,686 and $6,192 bond discount	$314,681	$941,375	1.45%	2028

Current portion of long-term debts, net	687,685	1,273,999
Long-term debts, net	$3,127,998	$3,774,930

*	As of December 31, 2025

SCHEDULE OF LOANS AND BONDS

The guaranty information for the Company’s outstanding loans and bond as of December 31, 2025 and 2024, consist of the following:

	December 31,	December 31,
	2025	2024
Loans
Guaranteed by CEO of Sakai	$147,854	$170,312
Guaranteed by director of Sakai	$1,255,353	$1,841,099

SCHEDULE OF FUTURE MINIMUM PAYMENTS

As of December 31, 2025, future minimum payments for loans and corporate bond are as follows:

2026	$687,685
2027	619,469
2028	873,895
2029	463,573
2030	348,921
Thereafter	826,827
3,820,370
Imputed interest	(4,687)
Total	$3,815,683